Summary of Significant Accounting Policies (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 12, 2024	Dec. 29, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Cash			$ 3,084		$ 3,084		$ 656,977
Held in cash							69,000,000
Deferred tax asset							$ 82,463	$ 17,795
Effective tax rate			28.74%	0.00%	28.88%	0.00%	0.10%	0.30%
Statutory tax rate					21.00%	21.00%	21.00%	21.00%
Interest earned trust account					$ 3,338
Asset held in trust account amount			$ 71,697,384		71,697,384		$ 69,000,000
Federal deposit insurance corporation coverage limit			250,000		250,000
Franchise tax incurred			50,000	$ 2,500	150,658	$ 7,500
Deferred tax asset			246,142		246,142		82,463	$ 17,795
Provision for income taxes			187,760		576,917		(226)
Income taxes payable			$ 576,691		$ 576,691
Common stock shares issued (in Shares)							35,000
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of warrants (in Shares)			1,380,000		1,380,000
Deferred Tax Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory tax rate			21.00%	21.00%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock shares issued (in Shares)					9,357,000
Common Stock [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
warrants exercisable (in Shares)							1,380,000
Common Stock [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
warrants exercisable (in Shares)							9,357,000
Over-Allotment Option [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock shares issued (in Shares)		800,000
Number of units issued (in Shares)	115,000	800,000			800,000		800,000